Common Stock Warrants (Details) - Common Stock Warrants [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares Underlying Warrants Outstanding | shares	30,690,000
Weighted Average Remaining Contractual Life	4 years 10 months 28 days
Weighted Average Excercise Price	$ 0.24407
Shares Underlying Warrants Exercisable | shares	30,690,000
Weighted Average Exercise Price	$ 0.24407
Minimum [Member]
Range of Exercise Prices	0.00001
Maximum [Member]
Range of Exercise Prices	$ 1.45